SHORT TERM NOTES AND CONVERTIBLE DEBT (Details - Note payable) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Note Payable	$ 0	$ 2,594,118
Warrants	0	(557,582)
Derivative	0	(235,628)
Deferred financing costs	0	(675,184)
Total notes payable discount	0	(1,468,394)
Note payable, net of discount	$ 0	$ 1,125,724